Long term debt - Schedules (Long-term debt) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 997,000
Long-term debt	997,000	$ 996,250
2023 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	0
2024 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	499,407
2025 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	0
2026 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	0
2027 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	398,238
Thereafter [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	99,355
Series F [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 99,355	99,336
Stated interest rates on debentures	5.09%
Maturity date of borrowings	November 14, 2042
Series G [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 499,407	499,010
Stated interest rates on debentures	4.19%
Maturity date of borrowings	June 24, 2024
Series H [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 398,238	$ 397,904
Stated interest rates on debentures	2.95%
Maturity date of borrowings	October 21, 2027